Debt Issued	12 Months Ended
Dec. 31, 2017
Debt Issued
Debt Issued

22.   Debt Issued:

As of December 31, 2016 and 2017, Debt issued is detailed as follows:

	2016 MCh$	2017 MCh$
Mortgage bonds	32,914	23,424
Bonds	5,431,575	5,769,334
Subordinated bonds	713,438	696,217

Total	6,177,927	6,488,975

During the period ended as of December 31, 2017, Banco de Chile issued Ch$1,399,001 million in bonds of which Ch$ 590,052 million and Ch$808,949 million corresponds to bonds and commercial paper respectively, according to the following details:

Bonds

Series	Amount MCh$	Terms Years	Annual Rate %	Currency	Issue date	Maturity date

BCHIBQ0915	58,643	13	3.00	UF	20/01/2017	20/01/2030
BCHIBH0915	56,338	9	2.70	UF	01/02/2017	01/02/2026
BCHIBP1215	58,157	13	3.00	UF	06/03/2017	06/03/2030
BCHIBC1215	30,544	6	2.50	UF	06/03/2017	06/03/2023
BCHIBC1215	5,554	6	2.50	UF	07/03/2017	07/03/2023
BCHIBC1215	19,600	6	2.50	UF	12/04/2017	12/04/2023
BONO EUR	36,782	15	1.71	EUR	26/04/2017	26/04/2032
BCHIBG1115	85,115	9	2.70	UF	09/05/2017	09/05/2026
BCHIBE1115	55,097	7	2.70	UF	16/10/2017	16/10/2024
BONO JPY	55,506	20	1.02	JPY	17/10/2017	17/10/2037
BCHIBR1215	57,350	13	3.00	UF	17/11/2017	17/11/2030
BONO USD	71,366	20	2.49	USD	20/12/2017	20/12/2037

Total as of December 31, 2017	590,052

Commercial Papers

Series	Amount MCh$	Annual Rate %	Currency	Issued date	Maturity date
Citibank N.A.	13,223	1.37	USD	05/01/2017	05/06/2017
Wells Fargo Bank	16,702	1.50	USD	06/01/2017	03/07/2017
Wells Fargo Bank	6,681	1.48	USD	06/01/2017	05/07/2017
Wells Fargo Bank	3,340	1.38	USD	06/01/2017	05/06/2017
Wells Fargo Bank	3,340	1.27	USD	06/01/2017	08/05/2017
Wells Fargo Bank	3,340	1.17	USD	06/01/2017	06/04/2017
Wells Fargo Bank	24,906	1.20	USD	09/01/2017	10/04/2017
Wells Fargo Bank	671	1.47	USD	09/01/2017	10/07/2017
Citibank N.A.	2,685	1.47	USD	09/01/2017	28/07/2017
Citibank N.A.	67,131	1.27	USD	09/01/2017	12/05/2017
Wells Fargo Bank	20,105	1.36	USD	10/01/2017	09/06/2017
Bofa Merrill Lynch	16,754	1.35	USD	10/01/2017	09/06/2017
Wells Fargo Bank	1,318	1.23	USD	13/01/2017	12/05/2017
Wells Fargo Bank	3,295	1.43	USD	13/01/2017	12/07/2017
Bofa Merrill Lynch	3,884	1.70	USD	07/02/2017	06/02/2018
Bofa Merrill Lynch	4,531	1.70	USD	07/02/2017	06/02/2018
Bofa Merrill Lynch	11,017	1.70	USD	08/02/2017	07/02/2018
Wells Fargo Bank	12,797	1.40	USD	10/02/2017	01/09/2017
Wells Fargo Bank	19,196	1.40	USD	10/02/2017	11/09/2017
Wells Fargo Bank	19,284	1.70	USD	13/02/2017	12/02/2018
Wells Fargo Bank	1,607	1.32	USD	13/02/2017	14/08/2017
Citibank N.A.	10,992	1.04	USD	15/02/2017	15/05/2017
Citibank N.A.	15,977	1.34	USD	15/02/2017	15/08/2017
Citibank N.A.	4,474	1.34	USD	15/02/2017	15/08/2017
Citibank N.A.	4,471	1.35	USD	16/02/2017	08/09/2017
Wells Fargo Bank	9,885	1.40	USD	21/03/2017	29/09/2017
Bofa Merrill Lynch	33,024	1.16	USD	24/03/2017	23/06/2017
Bofa Merrill Lynch	26,419	1.16	USD	24/03/2017	23/06/2017
Bofa Merrill Lynch	33,165	1.42	USD	30/03/2017	27/09/2017
Wells Fargo Bank	16,651	1.30	USD	10/04/2017	08/08/2017
Wells Fargo Bank	13,351	1.45	USD	11/04/2017	10/10/2017
Citibank N.A.	33,061	1.30	USD	12/06/2017	12/09/2017
Wells Fargo Bank	2,645	1.48	USD	12/06/2017	11/12/2017
Bofa Merrill Lynch	7,972	1.30	USD	16/06/2017	15/09/2017
Wells Fargo Bank	6,643	1.75	USD	16/06/2017	15/06/2018
Wells Fargo Bank	6,786	1.81	USD	21/06/2017	20/06/2018
Citibank N.A.	10,418	1.48	USD	23/06/2017	19/12/2017
Citibank N.A.	5,960	1.46	USD	27/06/2017	19/12/2017
Citibank N.A.	26,487	1.35	USD	27/06/2017	23/10/2017
Jp.Morgan Chase	33,322	1.48	USD	11/07/2017	08/11/2017
Citibank N.A.	32,871	1.52	USD	14/07/2017	12/01/2018
Wells Fargo Bank	16,284	1.55	USD	31/07/2017	31/01/2018
Wells Fargo Bank	3,257	1.55	USD	31/07/2017	31/01/2018
Wells Fargo Bank	6,513	1.42	USD	31/07/2017	31/10/2017
Wells Fargo Bank	6,513	1.42	USD	31/07/2017	31/10/2017
Wells Fargo Bank	10,952	1.52	USD	14/08/2017	09/02/2018
Wells Fargo Bank	12,852	1.52	USD	21/08/2017	16/02/2018
Wells Fargo Bank	19,047	1.47	USD	25/08/2017	22/12/2017
Wells Fargo Bank	18,708	1.63	USD	13/10/2017	11/04/2018
Wells Fargo Bank	12,472	1.63	USD	13/10/2017	09/04/2018
Wells Fargo Bank	24,944	1.77	USD	13/10/2017	10/07/2018
Wells Fargo Bank	6,236	1.91	USD	13/10/2017	12/10/2018
Bofa Merrill Lynch	12,472	1.63	USD	13/10/2017	12/04/2018
Jp.Morgan Chase	8,215	1.83	USD	14/11/2017	13/08/2018
Wells Fargo Bank	15,883	1.65	USD	21/11/2017	21/03/2018
Wells Fargo Bank	42,624	1.75	USD	07/12/2017	05/03/2018
Wells Fargo Bank	1,596	2.25	USD	14/12/2017	13/12/2018

Total as of December 31, 2017	808,949

During the year ended December 31, 2017, there were no subordinated bonds issued.

During the period ended as of December 31, 2016, Banco de Chile issued MCh$1,420,037 in bonds of which MCh$804,979,  MCh$532,852 and MCh$82,206 corresponds to Unsubordinated bonds, commercial paper and Subordinated bonds respectively, according to the following details:

Bonds

Series	Amount MCh$	Terms Years	Annual Rate %	Currency	Issue date	Maturity date
BCHIAR0613	8,497	10	3.60	UF	29/01/2016	29/01/2026
BCHIAR0613	10,869	10	3.60	UF	18/02/2016	18/02/2026
BCHIBJ0915	53,553	10	2.90	UF	25/05/2016	25/05/2026
BCHIBF0915	79,626	8	2.70	UF	25/05/2016	25/05/2024
BCHIBK0915	53,485	11	2.90	UF	25/05/2016	25/05/2027
BCHIBL1115	79,806	11	2.90	UF	25/05/2016	25/05/2027
BCHIBA0815	53,480	5	2.50	UF	29/06/2016	29/06/2021
BCHIBI1115	80,405	10	2.90	UF	29/06/2016	29/06/2026
BCHIBB0815	6,706	6	2.50	UF	05/07/2016	05/07/2022
BCHIBB0815	46,950	6	2.50	UF	06/07/2016	06/07/2022
BONO USD	19,705	5	1.97	USD	05/08/2016	05/08/2021
BONO USD	68,060	5	1.96	USD	01/09/2016	01/09/2021
BCHIBM0815	85,148	12	2.90	UF	28/09/2016	28/09/2028
BONO CHF	101,560	8	0.25	CHF	11/11/2016	11/11/2024
BONO JPY	57,129	5	0.35	JPY	21/12/2016	21/12/2021

Total as of December 31, 2016	804,979

Commercial Papers

Series	Amount MCh$	Annual Rate %	Currency	Issued date	Maturity date
Merrill Lynch	14,717	0.94	USD	04/01/2016	05/07/2016
JP. Morgan Chase	30,879	0.70	USD	05/01/2016	04/04/2016
Wells Fargo Bank	10,883	0.62	USD	14/01/2016	13/04/2016
Citibank N.A.	10,810	0.95	USD	25/01/2016	22/07/2016
Citibank N.A.	10,723	0.75	USD	27/01/2016	23/05/2016
Citibank N.A.	11,362	0.95	USD	28/01/2016	27/07/2016
Citibank N.A.	3,551	0.75	USD	28/01/2016	27/05/2016
Merrill Lynch	3,535	0.90	USD	03/02/2016	02/08/2016
Merrill Lynch	10,745	0.68	USD	03/02/2016	04/05/2016
JP. Morgan Chase	19,943	0.65	USD	04/04/2016	01/07/2016
Merrill Lynch	4,689	1.25	USD	04/05/2016	28/04/2017
Merrill Lynch	13,296	0.95	USD	06/05/2016	03/11/2016
Citibank N.A.	12,217	0.77	USD	10/05/2016	08/09/2016
Wells Fargo Bank	10,181	1.07	USD	10/05/2016	10/02/2017
Merrill Lynch	10,203	0.56	USD	11/05/2016	12/07/2016
Citibank N.A.	41,097	0.59	USD	12/05/2016	11/07/2016
Citibank N.A.	10,274	0.98	USD	12/05/2016	09/11/2016
Citibank N.A.	18,155	0.79	USD	16/05/2016	16/09/2016
Citibank N.A.	27,614	0.59	USD	18/05/2016	18/07/2016
Citibank N.A.	1,990	0.98	USD	15/06/2016	15/11/2016
Wells Fargo Bank	11,462	1.25	USD	22/06/2016	21/06/2017
JP. Morgan Chase	10,314	0.70	USD	01/07/2016	03/10/2016
Merrill Lynch	13,266	0.71	USD	05/07/2016	04/10/2016
Citibank N.A.	33,133	1.04	USD	06/07/2016	05/01/2017
Wells Fargo Bank	3,330	1.02	USD	07/07/2016	28/12/2016
Merrill Lynch	6,660	1.00	USD	07/07/2016	09/01/2017
Citibank N.A.	3,304	0.74	USD	11/07/2016	19/10/2016
Merrill Lynch	3,282	1.02	USD	13/07/2016	09/01/2017
Wells Fargo Bank	1,969	0.84	USD	13/07/2016	10/11/2016
Wells Fargo Bank	32,548	1.05	USD	14/07/2016	10/01/2017
Merrill Lynch	9,764	1.05	USD	14/07/2016	11/01/2017
Merrill Lynch	3,906	1.30	USD	14/07/2016	12/07/2017
JP. Morgan Chase	12,368	0.78	USD	14/07/2016	14/10/2016
Citibank N.A.	25,896	0.83	USD	15/07/2016	13/12/2016
Citibank N.A.	13,410	0.87	USD	09/09/2016	06/12/2016
Citibank N.A.	6,700	0.85	USD	12/09/2016	06/12/2016
Merrill Lynch	18,005	1.26	USD	07/10/2016	05/04/2017
JP. Morgan Chase	12,739	1.06	USD	14/10/2016	15/02/2017
Citibank N.A.	33,932	0.91	USD	18/11/2016	15/02/2017

Total as of December 31, 2016	532,852

Subordinated Bonds

Series	Amount MCh$	Terms Years	Interest rate %	Currency	Issue date	Maturity date
UCHIG1111	30,797	25	3.75	UF	18/08/2016	18/08/2041
UCHIG1111	9,258	25	3.75	UF	01/09/2016	01/09/2041
UCHIG1111	42,151	25	3.75	UF	02/09/2016	02/09/2041

Total as of December 31, 2016	82,206